Intangible assets - Schedule of intangible assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 16,820,625	$ 0
Amortization	3,894,467	1,906,363
Ending balance	13,424,391	16,820,625
Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	18,696,229	0
Acquisition of Prismic Pharmaceuticals Inc		18,543,379
Additions		293,126
Effects of foreign exchange	505,264	(140,276)
Ending balance	19,201,493	18,696,229
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,875,604	0
Amortization	3,894,467	1,906,363
Effects of foreign exchange	7,031	(30,759)
Ending balance	$ 5,777,102	$ 1,875,604